Retirement Plans (Postemployment Severance Plan And Defined Contribution Plan) (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 1996	May. 31, 2015	May. 25, 2014	May. 26, 2013	May. 29, 2005
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses on postemployment severance costs		$ 2,500,000	$ 3,100,000
Defined benefit plan, required minimum age (in years)		21 years
Defined benefit plan, minimum period to perform service requirement (years)		1 year
Percentage of employer contribution (percentage)		6.00%
Defined benefit plan net assets		$ 610,900,000	729,100,000
Defined contribution plan, expense recognized		600,000	700,000	$ 900,000
Amounts payable to highly compensated employees under non-qualified deferred compensation plan		209,600,000	228,800,000
ESOP borrowings from at variable interest rate	$ 16,900,000
ESOP's debt		3,000,000
Additional shares acquired from common stock (shares)					50,000.00
Dividends received from employer		1,100,000	900,000	1,000,000
Contributions received from employer		$ 0	$ 0	$ 100,000
Common shares held in ESOP (shares)		3,000,000
ESOP, allocated shares (shares)		2,400,000
ESOP, suspense shares (shares)		600,000
Description of Defined Contribution Pension and Other Postretirement Plans		We have a defined contribution (401(k)) plan covering most employees age 21 and older. We match contributions for participants with at least one year of service up to 6 percent of compensation, based on our performance. The match ranges from a minimum of $0.25 to $1.20 for each dollar contributed by the participant. The plan had net assets of $610.9 million at May 31, 2015 and $729.1 million at May 25, 2014. Expense recognized in fiscal 2015, 2014 and 2013 was $0.6 million, $0.7 million and $0.9 million, respectively. Employees classified as “highly compensated” under the IRC are not eligible to participate in this plan. Instead, highly compensated employees are eligible to participate in a separate non-qualified deferred compensation (FlexComp) plan. This plan allows eligible employees to defer the payment of part of their annual salary and all or part of their annual bonus and provides for awards that approximate the matching contributions and other amounts that participants would have received had they been eligible to participate in our defined contribution and defined benefit plans. Amounts payable to highly compensated employees under the FlexComp plan totaled $209.6 million and $228.8 million at May 31, 2015 and May 25, 2014, respectively. These amounts are included in other current liabilities.
Additional Loan
Defined Benefit Plan Disclosure [Line Items]
ESOP borrowings from at variable interest rate					$ 1,600,000
ESOP's debt		$ 1,300,000
Employee Stock Ownership Plan
Defined Benefit Plan Disclosure [Line Items]
Variable rate of interest (percentage)		0.18%
Maturity date of debt		Dec. 01, 2019
Employee Stock Ownership Plan | Additional Loan
Defined Benefit Plan Disclosure [Line Items]
Variable rate of interest (percentage)		0.28%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Employer contribution, per dollar		$ 0.25
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer contribution, per dollar		$ 1.20